CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CONDENSED CONSOLIDATED BALANCE SHEETS
Preferred stock, Authorized shares	5,000	5,000	5,000	5,000
Preferred stock, Issued shares	0	0	0	0
Preferred stock, outstanding shares	0	0	0	0
Common stock, Authorized shares	50,000	50,000	50,000	50,000
Common stock, Issued shares	35,682	35,682	35,682	35,677
Common stock, outstanding shares	26,736	26,736	26,736	26,732
Treasury stock, shares	8,945	8,945	8,945	8,945